Related Party Disclosures - Transactions with Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Purchases and recharges from:	$ 52	$ 61	$ 60
Other transactions with:	65	66	52
SMP
Disclosure of transactions between related parties [line items]
Purchases and recharges from:	52	61	60
Other transactions with:	53	61	52
MDC General Services Holding Company LLC (recharge of expenses)
Disclosure of transactions between related parties [line items]
Other transactions with:	4	5	0
Mamoura Holdings (US) LLC (consulting service fees)
Disclosure of transactions between related parties [line items]
Other transactions with:	$ 8	$ 0	$ 0